ASSET ACQUISITION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
ASSET ACQUISITION
ASSET ACQUISITION
(in thousands)
Consideration
Fair value of promissory note	$1,136
Cash consideration	1,750
Total fair value of consideration:	$2,886

Net book value of assets acquired
Inventory	$47
Equipment	196
Leasehold improvements	731
Land	1,953
Liabilities assumed	(41)
Total Net Assets Acquired	$2,886

(in thousands)
Consideration
Fair value of promissory note	$2,960
Fair value of options issued	6
Total fair value of consideration:	$2,966

Net book value of assets acquired
Cash	$34
Accounts receivable	437
Inventory	522
Prepaids and other assets	115
Property, plant and equipment	3,497
Intangible assets	62
Right-of-use asset	311
Liabilities assumed	(2,012)
Total Net Assets Acquired	$2,966

Summary Of Weighted-Average Assumptions
Expected term (years)	2.7
Volatility	22.0%
Risk-free interest rate	0.3%
Dividend yield	0.0%